
BREAD & BUTTER
FUND

*NAV 06/12/07	11.51
Price Change	-0.07

Bread & Butter Fund - Contrarian Value Investing

Bread & Butter Fund, Inc. (the "Fund") is a no-load mutual fund that follows a disciplined Contrarian Value Investing Strategy. The Fund will invest primarily in undervalued out of favor small, medium and large capitalization companies for the long-term. In addition, the Fund has the flexibility to invest in foreign companies, bonds, REITs, preferred stocks and cash, should promising undervalued investment opportunities not exist and it is deemed prudent by the Adviser. The Adviser and the Board of Directors have made a commitment (see commitment) to work diligently on behalf of investors. This commitment ensures that our interests are closely aligned with all the investors in the Fund.

The Fund is a non-diversified, open-end management investment company. The objective of the Fund is to provide long-term capital appreciation. The Fund is suitable for investors who are seeking capital appreciation, investing for at least 5 years, willing to accept some price fluctuation and volatility and are comfortable with a contrarian value investing strategy.

Please take a moment to review our website to learn more about the Fund and why we believe you should consider making Bread & Butter Fund a part of your investment portfolio.

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.


BREAD & BUTTER
FUND

HOME
OUR COMMITMENT
OFFICER & DIRECTOR
PHILOSOPHY
HOW TO INVEST
PROSPECTUS APPLICATIONS & SAI
IN THE NEWS
REPORTS/HOLDINGS/SECTORS
PERFORMANCE
PROXY VOTING
CONTACT

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OUR COMMITMENT

Dear Investor,

Welcome to the Bread & Butter Fund website. The establishment of this Fund has taken years and has been well researched. My extensive experience in financial investing and research has given me a deep perspective of the characteristics of establishing and managing a successful fund. This Fund is a culmination of these life experiences. The Board of Directors and I have made the following commitment:

- The Fund Adviser will function as an Independent Investment Adviser. The Fund's Manager, James B. Potkul (age 42) is committed to the Fund for the long-term.
- The President and Portfolio Manager along with the independent Chairman of the Board own a significant stake in the Fund. We will invest with our investors.
- The Adviser will adhere to a disciplined Contrarian/Value Investment Strategy by buying out of favor securities whose true value is yet to be appreciated. We will avoid fads and speculative behavior as performed by following a herd mentality.
- The Fund will be managed in a tax sensitive manner by minimizing transactions and asset turnover.
- The Adviser and the Board will work diligently at every opportunity to lower Fund expenses overtime as asset levels grow.
- The Fund will only seek long-term investors while discouraging short-term speculators and market timers that would be in opposition to our Contrarian/Value Strategy.
- The Fund's Adviser will be proactive in dealing with corporations by defending the rights of investors when necessary as it relates to individual securities that are being held in the Fund.

I invite you to look over the website and review the prospectus carefully so you may learn more about the Bread & Butter Fund. I appreciate your interest and consideration in the Fund.

Sincerely,

James B. Potkul

President/Portfolio Manager
Bread & Butter Fund Inc.

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.


BREAD & BUTTER
FUND

*NAV 06/12/07	11.51
Price Change	-0.07

OFFICERS & DIRECTORS

Officer

James B. Potkul – President and Portfolio Manager
Mr. Potkul, the President, Chief investment Officer and Principal of Potkul Capital Management L.L.C. (the Adviser), is primarily responsible for the management of the Fund's investments and has responsibility for the day-to-day management of the Fund.

Directors

Frank J. Figurski
Donald J. McDermott – Chairman of the Board
Theodore J. Moskala
Jeffrey E. Potkul


BREAD & BUTTER
FUND

*NAV 06/12/07	11.51
Price Change	-0.07

PHILOSOPHY - CONTRARIAN VALUE INVESTING

The Fund will adhere to a Contrarian Value Investment Strategy which focuses on investing in out of favor and undervalued securities like Warren Buffett.

The Contrarian Value Strategy is a discipline that refers to investing in securities that are out of favor and undervalued. A contrarian mindset is necessary to look at out of favor areas of the market. Usually out of favor securities are in the least popular areas of the market, surrounded by controversy and investor sentiment is negative. Typically with fewer investors analyzing a security or sector, there is a greater chance that share price inefficiencies and under-valuation exist in the short term. Investors frequently overreact to current economic, company and industry information leading to hastily made investment decisions. These decisions may cause a particular security, industry group or entire market to become undervalued in the short-term.

Among such investments the Fund will emphasize is the purchase of small, medium, and large capitalization U.S. common stocks. The Fund will typically invest in common stocks, although it may also invest in other equity securities; preferred stocks, convertible bonds, convertible preferred stocks and foreign stocks. In addition, the Fund retains the flexibility to invest in fixed income securities; investment grade corporate bonds, below investment grade (junk) corporate bonds, U.S. treasury bonds, foreign government bonds and REITS.

The Adviser believes that the price you pay for an investment is very important to the long-term return of that investment and to minimize permanent loss of capital. The Adviser will concentrate research efforts in areas of the market that are currently out of favor in order to find undervalued securities. Also, the Adviser believes that investors continually overreact by overpaying for the most popular stocks while discounting the unpopular stocks. It is these extreme swings between optimism and pessimism, just like a pendulum, that is used to build long-term capital appreciation. This is the Contrarian aspect of the strategy.

The Adviser will then focus on those securities that trade at a discount or reasonable price to various fundamental valuation criteria. The Adviser believes the following undervalued characteristics are important in the security selection process:

*Freecashflow/Cashflow
*Current as well as anticipated future levels of earnings
*Book Value or replacement cost of assets
*Private Market Values/Franchise Value
This is the value aspect of the investment strategy.

The Adviser will maintain a proprietary list of potential investment securities that meet strict valuation criteria that become potential candidates for future purchase. In order to be included in the Fund, each security will go through a rigorous Four Step Investment Process in order to determine its long-term investment viability. The Adviser will intensify and increase its interest in a security in the face of negative price action.

The Four Step Investment Process is the following:

1. Complete Financial Statement Analysis/Financial Integrity - The Adviser will analyze the 10k annual report, the 10q quarterly report, the proxy and the accompanying footnotes to these SEC documents of the company. This in-depth analysis will allow the Adviser to have the conviction in the company's financial strength and flexibility to weather a difficult environment.

2. Industry Dynamics - The Adviser will analyze the current competitive landscape in the Industry. The Adviser prefers to invest in companies that possess a leading competitive position in an industry that has a growing long-term outlook within a reasonable pricing environment, has products or services that provide real value to the customer and are not faddish in nature and have at least some barriers to entry.

3. Overall Management Strategy - The Adviser searches for high quality management teams that make prudent operating and capital allocation decisions to grow the underlying value of the business. Also, they want management teams that treat shareholders like partners and have a vested stake in the company.

4. Analyst Sentiment - The Adviser looks at analyst estimates and ratings preferably when downgrading and upgrading. The market reactions to these rating changes are used to the Fund's advantage when acquiring or liquidating a position.

Once a position is acquired, constant research and monitoring follow throughout the holding period. As with accumulation, selling is also price stimulated. When a security approaches what the Adviser considers a fully valued price, then a sell strategy will begin. The Adviser will seek to maximize gains by selling into strength. In cases where the stock moves ahead of the fundamentals the Adviser may sell a portion of the position to stay disciplined with current valuations. Also, if the initial assumptions regarding a company are invalid or inaccurate, the Adviser will sell out the entire position. The Adviser tends to be fully invested. However, when there is a lack of good values based on our investment strategy, then cash reserves may increase to higher than normal levels. Cash is only invested when undervalued

opportunities that meet our disciplined Contrarian Value Strategy are found. In difficult markets, the Adviser may find select trading opportunities for short-term profits.

While it is anticipated that the Fund will invest across a broad range of industries or group of industries, certain industries may be over weighted in the Fund at any time. This may happen since the Adviser seeks the best value presented in the markets regardless of the particular industry. This may include industries that are economically depressed or any industry out of favor.

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.


BREAD & BUTTER
FUND

*NAV 06/12/07	11.51
Price Change	-0.07

HOW TO INVEST

Carefully read the **Prospectus** before you invest in the Fund.

Type of Account	Minimum Investment	Minimum Subsequent
Regular	$3000	$500
Retirement	$3000	$500

To make an **initial investment** in the Fund, simply complete the **Application** (Regular or Retirement). All Retirement Accounts require both a **Bread & Butter Fund Retirement Application** and **Principal Trust Application** to indicate a new trustee plan. Make a check payable to **Bread & Butter Fund Inc.** and mail the form(s) with a check to:

Bread & Butter Fund Inc.
3633 Hill Rd 3rd Flr.
Parsippany, NJ 07054

To make **subsequent purchases**, simply use the Additional Investment Slip attached to your Transaction Confirmation with a check or just mail a check to the above address clearly writing your shareholder ID on the check.

Your purchase order if accompanied with proper application(s) and check, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order by the close of regular trading on the NYSE (4:00 pm est), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

The Fund reserves the right to refuse or accept applications under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Acceptable forms of payment include: check, wire transfers drawn on a U.S. bank, savings and loan or credit union.

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.


BREAD & BUTTER
FUND

*NAV 06/12/07	11.51
Price Change	-0.07

PROSPECTUS APPLICATIONS & SAI

To Print or View

Download Prospectus (PDF)

Download Statement of Additonal information - SAI (PDF)

Regular Accounts
Download New Account Application (PDF)

Retirement Accounts
*Download New IRA Application (PDF)

*Download Applicable Principal Trust Retirement Application

* For Retirement Accounts you must complete both applications: Bread & Butter and Principal Trust. **Mail ALL applications regular or priority to:**

Bread & Butter Fund Inc.
New Accounts
3633 Hill Rd. 3rd Flr.
Parsippany, NJ 07054

An investor should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other information about the Fund. An investor can obtain a copy of the Fund's prospectus by downloading it from the Fund's website or by calling (888) 476 - 8585. An investor should read the prospectus carefully before investing or sending money.

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense


BREAD & BUTTER
FUND

NEWS

June 2006 "Spreading Bread and Butter Investing"

Dec. 2005 "Annual Lump of Coal Awards"

*NAV 06/12/07	11.51
Price Change	-0.07

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.


BREAD & BUTTER
FUND

*NAV 06/12/07	11.51
Price Change	-0.07

REPORTS/HOLDINGS/SECTORS

Q1 2007

Q1 2006, Q2 2006, Q3 2006, 2006 Annual Report

2005 Annual Report


BREAD & BUTTER
FUND

*NAV 06/12/07	11.51
Price Change	-0.07

PERFORMANCE

Bread & Butter Fund Annualized Total Return*
As of 05/31/2007

YTD	+6.62%
1 Year	13.15%
Since Inception**	12.26%

**Inception Date 10/31/2005

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.


BREAD & BUTTER
FUND

- HOME
- OUR COMMITMENT
- OFFICER & DIRECTOR
- PHILOSOPHY
- HOW TO INVEST
- PROSPECTUS APPLICATIONS & SAI
- IN THE NEWS
- REPORTS/HOLDINGS/SECTORS
- PERFORMANCE
- PROXY VOTING
- CONTACT

*NAV 06/12/07	11.51
Price Change	-0.07

PROXY VOTING

Proxy Voting Policy

Proxy Voting 2006

Proxy voting record will appear as it is reported per SEC guidelines.

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.


BREAD & BUTTER
FUND

- HOME
- OUR COMMITMENT
- OFFICER & DIRECTOR
- PHILOSOPHY
- HOW TO INVEST
- PROSPECTUS APPLICATIONS & SAI
- IN THE NEWS
- REPORTS/HOLDINGS/SECTORS
- PERFORMANCE
- PROXY VOTING
- CONTACT

*NAV 06/12/07	11.51
Price Change	-0.07

CONTACT

In any E-Mail correspondence with the Fund, do **not** include account-specific or personal information (such as social security or account number). This procedure is followed to ensure the security and privacy of your account and personal information. All personal account information will be handled via telephone toll free 1-888-476-8585 or 1-973-331-1000 should you have any questions regarding your personal account.

Mailing Address: Regular or Overnight

Bread & Butter Fund Inc.
3633 Hill Rd. 3rd Flr.
Parsippany, NJ 07054

E-Mail : **Customer Service** (For general information and correspondence)

This site does not constitute an offer to sell or a solicitation to buy shares of the Fund in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under securities laws of such jurisdiction. Shares of the Fund are not available for sale outside the United States. Representatives of the Fund's Transfer Agent, Potkul Capital Management LLC may only transact business in states in which they have been properly registered or are exempt from registration.

*Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the Fund at 1-888-476-8585 or visiting our website at www.breadandbutterfund.com. Returns include reinvestment of any dividends and capital gain distributions all fee waivers and expense reimbursements. Without the absorption of fee waivers and expense reimbursements, total return figures would have been lower

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by downloading the prospectus or by calling 1-888-476-8585. Please read it carefully before you invest or send money.